Document and Entity Information	12 Months Ended
Jul. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 30, 2012
Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Central Index Key	0000880859
Amendment Flag	false
Document Creation Date	Jul 30, 2012
Document Effective Date	Jul 30, 2012
Prospectus Date	Jul 30, 2012

Statutory Prospectus Supplement dated July 30, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, C, R and Y shares of the Funds listed below:
Invesco Global Opportunities Fund
Invesco Select Opportunities Fund
The following changes are effective September 24, 2012:
  Class A5, B5, C5 and R5 shares are renamed Class AX, BX, CX and RX shares, respectively, and all references in the Prospectus to Class A5, B5, C5, and R5 shares are hereby deleted and replaced with Class AX, BX, CX and RX shares, respectively.
  For Category II Initial Sales Charge, the first breakpoint at which investors may qualify for sales charge discounts will be changed from $50,000 to $100,000 and the maximum sales charge imposed on Class A shares will change from 4.75% to 4.25%.
  Category IV Initial Sales Charge on purchases greater than $500,000 is eliminated.
Statutory Prospectus Supplement dated July 30, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Global Opportunities Fund
Invesco Select Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:
                                         Current Name
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund
                        New Name
Invesco American Franchise Fund
Invesco American Value Fund
Invesco Comstock Fund
Invesco Corporate Bond Fund
Invesco Equity and Income Fund
Invesco Growth and Income Fund
Invesco High Yield Municipal Fund
Invesco Intermediate Term Municipal Income Fund
Invesco Leaders Fund
Invesco Mid Cap Growth Fund
Invesco Municipal Income Fund
Invesco New York Tax Free Income Fund
Invesco Pennsylvania Tax Free Income Fund
Invesco Small Cap Discovery Fund
Invesco Small Cap Value Fund
Invesco U.S. Mortgage Fund
Invesco Value Opportunities Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Supplement [Text Block]	aimimf_SupplementTextBlock
Statutory Prospectus Supplement dated July 30, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, C, R and Y shares of the Funds listed below:
Invesco Global Opportunities Fund
Invesco Select Opportunities Fund
The following changes are effective September 24, 2012:
  Class A5, B5, C5 and R5 shares are renamed Class AX, BX, CX and RX shares, respectively, and all references in the Prospectus to Class A5, B5, C5, and R5 shares are hereby deleted and replaced with Class AX, BX, CX and RX shares, respectively.
  For Category II Initial Sales Charge, the first breakpoint at which investors may qualify for sales charge discounts will be changed from $50,000 to $100,000 and the maximum sales charge imposed on Class A shares will change from 4.75% to 4.25%.
  Category IV Initial Sales Charge on purchases greater than $500,000 is eliminated.
Statutory Prospectus Supplement dated July 30, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Global Opportunities Fund
Invesco Select Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:
                                         Current Name
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund
                        New Name
Invesco American Franchise Fund
Invesco American Value Fund
Invesco Comstock Fund
Invesco Corporate Bond Fund
Invesco Equity and Income Fund
Invesco Growth and Income Fund
Invesco High Yield Municipal Fund
Invesco Intermediate Term Municipal Income Fund
Invesco Leaders Fund
Invesco Mid Cap Growth Fund
Invesco Municipal Income Fund
Invesco New York Tax Free Income Fund
Invesco Pennsylvania Tax Free Income Fund
Invesco Small Cap Discovery Fund
Invesco Small Cap Value Fund
Invesco U.S. Mortgage Fund
Invesco Value Opportunities Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012